Intangible Assets - Key Assumptions Used in Impairment Testing (Detail)	Mar. 31, 2026	Mar. 31, 2025
SMBC Consumer Finance Co., Ltd [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	12.34%	10.12%
Growth rate	1.00%	1.00%
Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	11.90%	12.30%
Growth rate	2.00%	2.00%
SMFG India Credit Company Limited [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	16.80%	16.90%
Growth rate	8.00%	8.00%
CCCMK Holdings Co., Ltd. [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	11.23%
Growth rate	2.00%